Derivative Financial Instruments and Related Hedging Programs, Notional Quantity Table (Details)	Mar. 31, 2012 mmlbs
Aluminum | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	96.1
Aluminum | Fixed priced sales contracts
Summary of material derivative positions
Notional Amount of Contracts	2.0
Aluminum | Midwest premium swap contracts
Summary of material derivative positions
Notional Amount of Contracts	77.2	[1]
Natural Gas | Call option purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	3,270,000	[2]
Natural Gas | Put option sales contracts
Summary of material derivative positions
Notional Amount of Contracts	3,270,000	[2]
Natural Gas | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	2,520,000	[2]
Electricity | Fixed priced purchase contracts
Summary of material derivative positions
Notional Amount of Contracts	296,425
Hedges Relating to Notes | Bifurcated Conversion Feature
Summary of material derivative positions
Notional Amount of Contracts	3,623,113	[3]
Hedges Relating to Notes | Call Options
Summary of material derivative positions
Notional Amount of Contracts	3,623,113	[3]
Remainder of 2012
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	85.00%
2013
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	58.00%
2014
Summary of material derivative positions
Percentage of natural gas purchases for which the Company's exposure to fluctuations in gas prices have been reduced	25.00%

[1]	Regional premiums represent the premium over the London Metal Exchange price for primary aluminum which is incurred on the Company’s purchases of primary aluminum.
[2]	As of March 31, 2012, the Company’s exposure to fluctuations in natural gas prices had been substantially reduced for approximately 85%, 58% and 25% of the expected natural gas purchases for the remainder of 2012, 2013 and 2014, respectively.
[3]	The Bifurcated Conversion Feature represents the cash conversion feature of the Notes. To hedge against the potential cash outflows associated with the Bifurcated Conversion Feature, the Company purchased cash-settled Call Options. The Call Options have an exercise price equal to the conversion price of the Notes, subject to anti-dilution adjustments substantially similar to the anti-dilution adjustments for the Notes. The Call Options will expire upon the maturity of the Notes. Although the fair value of the Call Options is derived from a notional number of shares of the Company’s common stock, the Call Options may only be settled in cash.